Note 14	6 Months Ended
Jun. 30, 2023
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Disclosure of Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Text Block]	Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedges of interest rate risk
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	June 2023	December 2022
ASSETS
Derivatives - Hedge accounting	1,888	1,891
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(137)	(148)
LIABILITIES
Derivatives - Hedge accounting	3,486	3,303
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—